Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		$ 763,456	$ 773,162	$ 767,365
Allowance for credit losses		7,084	6,857	6,536
Net		756,372	766,305	760,829
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		359,792		350,941
Allowance for credit losses		1,378		1,208
Net		358,414		349,733
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		105,953		106,379
Allowance for credit losses		2,379		2,319
Net		103,574		104,060
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		280,487		292,671
Allowance for credit losses		2,092		1,849
Net		278,395		290,822
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	6,849	7,064	6,739
Allowance for credit losses	[1]	2,201	2,190	2,054
Net	[1]	4,648	4,874	4,685
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,273	2,299	2,158
Allowance for credit losses	[1]	682	623	569
Net	[1]	1,591	1,676	1,589
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	64	110	109
Allowance for credit losses	[1]	23	20	22
Net	[1]	41	90	87
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,386	1,371	1,343
Allowance for credit losses	[1]	460	438	424
Net	[1]	926	933	919
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	716	730	715
Allowance for credit losses	[1]	361	404	385
Net	[1]	355	326	330
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,333	1,343	1,249
Allowance for credit losses	[1]	307	293	281
Net	[1]	1,026	1,050	968
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	336	364	322
Allowance for credit losses	[1]	116	128	109
Net	[1]	220	236	213
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	741	847	843
Allowance for credit losses	[1]	252	284	264
Net	[1]	489	563	579
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,579	2,563	2,372
Allowance for credit losses	[1]	748	711	645
Net	[1]	1,831	1,852	1,727
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,060	1,169	1,117
Allowance for credit losses	[1]	617	647	621
Net	[1]	443	522	496
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,210	3,332	3,250
Allowance for credit losses	[1]	836	832	788
Net	[1]	$ 2,374	$ 2,500	$ 2,462

[1]	Interest income recognized on impaired loans during the three months ended April 30, 2025 was $24 (January 31, 2025 – $26; October 31, 2024 – $22).